Digital assets and risk management, Liquidity risk (Details) $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Liquidity Risk [Abstract]
Outstanding balance	$ 40,051,428		$ 25,464,000
Liquidity risk [member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	9,398,781
Liquidity risk [member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	48,356,594
Liquidity risk [member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	1,016,199
Liquidity risk [member] | Within 1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	9,398,781
Liquidity risk [member] | Within 1 Year [Member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	20,432,715
Liquidity risk [member] | Within 1 Year [Member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	244,506
Liquidity risk [member] | 1 to 2 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | 1 to 2 Years [Member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	14,505,103
Liquidity risk [member] | 1 to 2 Years [Member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	192,596
Liquidity risk [member] | 2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | 2 to 5 Years [Member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	13,418,776
Liquidity risk [member] | 2 to 5 Years [Member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	52,731
Liquidity risk [member] | +5 Year [member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | +5 Year [member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | +5 Year [member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	526,366
Liquidity risk [member] | Galaxy Digital LLC [Member]
Liquidity Risk [Abstract]
Amount of revolving credit facility		$ 50
Outstanding balance	$ 0